Earnings Per Share - Schedule of Anti-Dilutive Shares Excluded from Calculation of Dilutive Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive earnings per share	5,012,199	4,970,007
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive earnings per share	4,600,000	4,600,000
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive earnings per share	212,240	212,240
Other Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive earnings per share	157,767	157,767
AMI Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total dilutive earnings per share	42,192